Annual Total Returns [BarChart] - BARON GROWTH FUND	Jan. 28, 2021
Bar Chart Table:
Annual Return Caption [Text]	Average Annual Total Returns for the periods ended December 31, 2020
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Bar Chart Table:
Annual Return 2011	1.24%
Annual Return 2012	16.43%
Annual Return 2013	38.32%
Annual Return 2014	4.40%
Annual Return 2015	(4.31%)
Annual Return 2016	6.04%
Annual Return 2017	27.04%
Annual Return 2018	(2.92%)
Annual Return 2019	40.14%
Annual Return 2020	32.72%